Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Feb. 05, 2018
Document Effective Date	Feb. 05, 2018
Prospectus Date	Jan. 31, 2018
Brandes Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	BSCAX
Brandes Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	BSCMX
Brandes Small Cap Value Fund | Class R6
Prospectus:
Trading Symbol	BSCRX
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust
Prospectus:
Trading Symbol	SMARX